                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA 02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA         08/11/2006
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


List of Other Managers Reporting for this Manager:

No.      13F File Number        Name

01          028-05371           John F. Brennan, Jr.
--       ---------------        ------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 115
                                        --------------------

Form 13F Information Table Value Total: $2,177,243
                                        --------------------
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                          FORM 13F INFORMATION TABLE


                                                                                                                VOTING AUTHORITY
  NAME OF ISSUER                TITLE OF CLASS  CUSIP        VALUE      SHARES/ SH/  PUT/   INVSTMT    OTHER  SOLE    SHARED   NONE
                                                            x($1000)   PRN AMT  PRN  CALL   DISCRETN   MGRS
-----------------------------------------------------------------------------------------------------------------------------------
ACCREDITED HOME LENDRS HLDG CO  COMMON STOCK    00437P107     2,371      49,600 SH          OTHER       01     0         49,600  0
ADVANCED MAGNETICS I NC         COMMON STOCK    00753P103       826      27,337 SH          OTHER       01     0         27,337  0
ALCOA INC                       COMMON STOCK    13817101      9,185     283,850 SH          OTHER       01     0        283,850  0
ALLEGHENY ENERGY INC            COMMON STOCK    17361106    279,908   7,550,800 SH          OTHER       01     0      7,550,800  0
ALLEGHENY TECHNOLOGIES INC CO   COMMON STOCK    01741R01     72,259   1,043,600 SH          OTHER       01     0      1,043,600  0
ALLTEL CORP                     COMMON STOCK    20039103     19,584     306,815 SH          OTHER       01     0        306,815  0
AMER INTL GROUP INC             COMMON STOCK    26874107    114,419   1,937,667 SH          OTHER       01     0      1,937,667  0
AMERICA MOVIL SA DE CV MEXICO   SPON ADR L SHS  02364W105    36,266   1,090,380 SH          OTHER       01     0      1,090,380  0
AMERIGROUP CORP                 COMMON STOCK    03073T01      7,463     240,441 SH          OTHER       01     0        240,441  0
AMN HEALTHCARE SERVICES INC     COMMON STOCK    1744101      23,751   1,170,001 SH          OTHER       01     0      1,170,001  0
AMR CORP                        COMMON STOCK    1765106      15,123     594,910 SH          OTHER       01     0        594,910  0
ARCHER-DANIELS MIDLAND CO       COMMON STOCK    39483102      4,603     111,500 SH          OTHER       01     0        111,500  0
ASTRAZENECA PLC                 SPONSORED ADR   46353108      1,301      21,753 SH          OTHER       01     0         21,753  0
AXIS CAPITAL HLDGS              COMMON STOCK    G0692U109     9,340     326,460 SH          OTHER       01     0        326,460  0
BANK MUTUAL CORP                COMMON STOCK    63750103        125      10,193 SH          OTHER       01     0         10,193  0
BANK OF NEW YORK CO INC         COMMON STOCK    64057102        238       7,400 SH          OTHER       01     0          7,400  0
BAUSCH & LOMB INC               COMMON STOCK    71707103      3,009      61,349 SH          OTHER       01     0         61,349  0
BEMIS CO INC                    COMMON STOCK    81437105      6,023     196,690 SH          OTHER       01     0        196,690  0
BIOGEN IDEC INC                 COMMON STOCK    09062X103     1,859      40,140 SH          OTHER       01     0         40,140  0
BIOMARIN PHARMACEUTICAL INC     COMMON STOCK    09061G101     5,372     373,816 SH          OTHER       01     0        373,816  0
BOEING CO                       COMMON STOCK    97023105      9,804     119,690 SH          OTHER       01     0        119,690  0
BOSTON SCIENTIFIC CORP          COMMON STOCK    101137107   134,004   7,957,466 SH          OTHER       01     0      7,957,466  0
BOYD GAMING CORP                COMMON STOCK    103304101     7,679     190,270 SH          OTHER       01     0        190,270  0
CALAMOS ASSET MGMT INC          CL A            12811R104    19,402     669,270 SH          OTHER       01     0        669,270  0
CALIFORNIA PIZZA KITCHEN INC    COMMON STOCK    13054D109     6,715     244,360 SH          OTHER       01     0        244,360  0
CAPITAL ONE FINL CORP           COMMON STOCK    14040H105    10,820     126,620 SH          OTHER       01     0        126,620  0
CARDIOME PHARMA CORP            COMMON STOCK    14159U202       170      19,172 SH          OTHER       01     0         19,172  0
CARPENTER TECHNOLOGY CORP       COMMON STOCK    144285103    19,345     167,490 SH          OTHER       01     0        167,490  0
CITADEL BROADCASTING CORP       NOTE 1.875% 2/1 17285TAB2       421     500,000 SH          OTHER       01     0        500,000  0
COLGATE PALMOLIVE CO            COMMON STOCK    194162103     9,483     158,316 SH          OTHER       01     0        158,316  0
COMMERCIAL METALS CO            COMMON STOCK    201723103     6,179     240,420 SH          OTHER       01     0        240,420  0
CORNING INC                     COMMON STOCK    219350105    10,387     429,410 SH          OTHER       01     0        429,410  0
DIAMOND OFFSHORE DRILLING INC   COMMON STOCK    25271C102     5,246      62,500 SH          OTHER       01     0         62,500  0
DORAL FINANCIAL CORP            COMMON STOCK    25811P100     3,180     496,110 SH          OTHER       01     0        496,110  0
SCRIPPS E.W. CO (OHIO)          CL A            811054204   184,746   4,282,470 SH          OTHER       01     0      4,282,470  0
EATON VANCE CORP                COMMON STOCK    278265103    18,310     733,580 SH          OTHER       01     0        733,580  0
EMBARQ CORP                     COMMON STOCK    2.91E+109     7,533     183,770 SH          OTHER       01     0        183,770  0
ENCYSIVE PHARMACEUTICALS INC    COMMON STOCK    29256X107       156      22,500 SH          OTHER       01     0         22,500  0
ENDURANCE SPLTY                 COMMON STOCK    G30397106     7,161     223,790 SH          OTHER       01     0        223,790  0
ENSCO INTERNATIONAL INC         COMMON STOCK    26874Q100    18,372     399,220 SH          OTHER       01     0        399,220  0
ESPEED INC                      COMMON STOCK    296643109     4,191     503,180 SH          OTHER       01     0        503,180  0
FEDERAL HOME LN MTG CORP        COMMON STOCK    313400301    57,468   1,008,039 SH          OTHER       01     0      1,008,039  0
FEDERATED DEPT STORES INC DEL   COMMON STOCK    31410H101    46,192   1,262,086 SH          OTHER       01     0      1,262,086  0
FORTUNE BRANDS INC              COMMON STOCK    349631101    27,274     384,090 SH          OTHER       01     0        384,090  0
FREMONT GEN CORP                COMMON STOCK    357288109     8,309     447,670 SH          OTHER       01     0        447,670  0
FRONTLINE LTD                   SHS             G3682E127     5,105     134,880 SH          OTHER       01     0        134,880  0
GENENTECH INC                   COMMON STOCK    368710406     7,571      92,555 SH          OTHER       01     0         92,555  0
GENWORTH FINANCIAL INC          COMMON STOCK    37247D106     1,829      52,510 SH          OTHER       01     0         52,510  0
GENZYME CORP                    COMMON STOCK    372917104    11,907     195,038 SH          OTHER       01     0        195,038  0
GILEAD SCIENCES INC             COMMON STOCK    375558103     3,144      53,143 SH          OTHER       01     0         53,143  0
GOLDEN WEST FINANCIAL CORP DEL  COMMON STOCK    381317106       950      12,800 SH          OTHER       01     0         12,800  0
H AND E EQUIPMENT SERVICES INC  COMMON STOCK    404030108       928      31,500 SH          OTHER       01     0         31,500  0
HORIZON HEALTH CORP             COMMON STOCK    44041Y104    12,444     595,986 SH          OTHER       01     0        595,986  0
HUDSON CITY BANCORP INC         COMMON STOCK    443683107    14,198   1,065,100 SH          OTHER       01     0      1,065,100  0
HUMANA INC                      COMMON STOCK    444859102     5,244      97,657 SH          OTHER       01     0         97,657  0
IDENIX PHARMACEUTICALS INC      COMMON STOCK    45166R204       186      19,793 SH          OTHER       01     0         19,793  0
ILLINOIS TOOL WKS INC           COMMON STOCK    452308109    17,694     372,500 SH          OTHER       01     0        372,500  0
INCO LTD                        COMMON STOCK    453258402    18,969     287,850 SH          OTHER       01     0        287,850  0
INHIBITEX INC                   COMMON STOCK    45719T103        18      10,000 SH          OTHER       01     0         10,000  0
INTEL CORP                      COMMON STOCK    458140100     4,402     231,700 SH          OTHER       01     0        231,700  0
INTERACTIVE DATA CORP           COMMON STOCK    45840J107     9,955     495,500 SH          OTHER       01     0        495,500  0
INVESTORS BANCORP INC           COMMON STOCK    46146P102    10,760     794,090 SH          OTHER       01     0        794,090  0
IPC HLDGS LTD                   ORD             G4933P101    13,069     529,970 SH          OTHER       01     0        529,970  0
IRWIN FINL CORP                 COMMON STOCK    464119106     6,369     328,460 SH          OTHER       01     0        328,460  0
KINDRED HEALTHCARE INC          COMMON STOCK    494580103     1,037      39,876 SH          OTHER       01     0         39,876  0
KNIGHT CAPITAL GROUP INC        COMMON STOCK    499005106    15,384   1,010,100 SH          OTHER       01     0      1,010,100  0
KNIGHTSBRIDGE TANKERS LTD       ORD             G5299G106     5,029     190,331 SH          OTHER       01     0        190,331  0
KNOLL INC                       COMMON STOCK    498904200     4,193     228,350 SH          OTHER       01     0        228,350  0
LONGVIEW FIBRE CO               COMMON STOCK    543213102     7,728     404,800 SH          OTHER       01     0        404,800  0
MARSH & MCLENNAN COS INC        COMMON STOCK    571748102    80,708   3,001,417 SH          OTHER       01     0      3,001,417  0
MEDAREX INC                     COMMON STOCK    583916101       384      40,000 SH          OTHER       01     0         40,000  0
MEDCO HEALTH SOLUTIONS INC      COMMON STOCK    58405U102     4,444      77,588 SH          OTHER       01     0         77,588  0
MICROSOFT CORP                  COMMON STOCK    594918104    17,500     751,068 SH          OTHER       01     0        751,068  0
MOLINA HEALTHCARE INC           COMMON STOCK    60855R100    32,843     863,142 SH          OTHER       01     0        863,142  0
MORGAN STANLEY                  COMMON STOCK    617446448    16,026     253,530 SH          OTHER       01     0        253,530  0
NATIONAL-OILWELL VARCO INC      COMMON STOCK    637071101    25,930     409,503 SH          OTHER       01     0        409,503  0
NATIONWIDE FINL SVCS INC        CL A            638612101     1,260      28,580 SH          OTHER       01     0         28,580  0
NAVIGATORS GROUP INC            COMMON STOCK    638904102    20,443     466,533 SH          OTHER       01     0        466,533  0
NAVTEQ CORP                     COMMON STOCK    63936L100       634      14,200 SH          OTHER       01     0         14,200  0
NEW YORK COMMUNITY BANCORP      COMMON STOCK    649445103     5,328     322,715 SH          OTHER       01     0        322,715  0
NII HLDGS INC                   COMMON STOCK    62913F201    22,289     395,334 SH          OTHER       01     0        395,334  0
NOKIA CORP                      SPONSORED ADR   654902204    11,546     569,900 SH          OTHER       01     0        569,900  0
NOVO-NORDISK A/S                ADR             670100205     3,609      56,760 SH          OTHER       01     0         56,760  0
NUVEEN INVTS INC                CL A            67090F106    10,793     250,700 SH          OTHER       01     0        250,700  0
OMNICARE INC                    COMMON STOCK    681904108    19,791     417,359 SH          OTHER       01     0        417,359  0
OVERSEAS SHIPHOLDING GROUP INC  COMMON STOCK    690368105     9,980     168,730 SH          OTHER       01     0        168,730  0
PHH CORP                        COMMON STOCK    693320202       753      27,347 SH          OTHER       01     0         27,347  0
PLATINUM UNDERWRITERS HOLDING   COMMON STOCK    G7127P100    14,126     504,870 SH          OTHER       01     0        504,870  0
PMI GROUP INC                   COMMON STOCK    69344M101    19,717     442,280 SH          OTHER       01     0        442,280  0
PRECISION CASTPARTS CORP        COMMON STOCK    740189105   133,843   2,239,676 SH          OTHER       01     0      2,239,676  0
PROGRESSIVE CORP OHIO           COMMON STOCK    743315103    15,282     594,396 SH          OTHER       01     0        594,396  0
RESEARCH IN MOTION LTD          COMMON STOCK    760975102    15,161     217,300 SH          OTHER       01     0        217,300  0
ROTECH HEALTHCARE INC           COMMON STOCK    778669101     1,190     316,430 SH          OTHER       01     0        316,430  0
RTI INTL METALS INC             COMMON STOCK    74973W107    17,817     319,064 SH          OTHER       01     0        319,064  0
SANOFI-AVENTIS                  SPONSORED ADR   80105N105     2,492      51,165 SH          OTHER       01     0         51,165  0
SHIRE PLC                       SPONSORED ADR   82481R106     3,793      85,750 SH          OTHER       01     0         85,750  0
SONUS NETWORKS INC              COMMON STOCK    835916107     9,648   1,949,040 SH          OTHER       01     0      1,949,040  0
SPRINT NEXTEL CORP              COMMON STOCK    852061100    82,753   4,139,716 SH          OTHER       01     0      4,139,716  0
SVB FINANCIAL GROUP             COMMON STOCK    78486Q101    10,101     222,200 SH          OTHER       01     0        222,200  0
TD AMERITRADE HLDG CORP         COMMON STOCK    87236Y108     5,921     399,780 SH          OTHER       01     0        399,780  0
TEREX CORP NEW                  COMMON STOCK    880779103     4,887      49,518 SH          OTHER       01     0         49,518  0
THERMO ELECTRON CORP            COMMON STOCK    883556102    10,354     285,719 SH          OTHER       01     0        285,719  0
TEXTRON INC                     COMMON STOCK    883203101    18,520     200,910 SH          OTHER       01     0        200,910  0
UNITED TECHNOLOGIES CORP        COMMON STOCK    913017109    20,024     315,740 SH          OTHER       01     0        315,740  0
UNITEDHEALTH GROUP INC          COMMON STOCK    91324P102    12,013     268,257 SH          OTHER       01     0        268,257  0
UNUMPROVIDENT CORP              COMMON STOCK    91529Y106     7,033     387,943 SH          OTHER       01     0        387,943  0
US AIRWAYS GROUP INC            COMMON STOCK    90341W108     5,281     104,490 SH          OTHER       01     0        104,490  0
US AIRWAYS GROUP INC            NOTE 7.000% 9/3 90341WAB4     3,185   1,400,000 SH          OTHER       01     0      1,400,000  0
VIROPHARMA INC                  COMMON STOCK    928241108       172      20,000 SH          OTHER       01     0         20,000  0
WADDELL & REED FINL INC         CL A            930059100    12,748     620,060 SH          OTHER       01     0        620,060  0
WASHINGTON GROUP INTL INC       COM NEW         938862208    25,031     469,280 SH          OTHER       01     0        469,280  0
WEIGHT WATCHERS INTL INC NEW    COMMON STOCK    948626106     1,460      35,700 SH          OTHER       01     0         35,700  0
WELLPOINT HEALTH NET WORKS INC  COMMON STOCK    94973V107    11,344     155,889 SH          OTHER       01     0        155,889  0
WELLS FARGO COMPANY             COMMON STOCK    949746101     8,466     126,210 SH          OTHER       01     0        126,210  0
WILLIAMS SCOTSMAN INTL INC      COMMON STOCK    96950G102     6,935     317,540 SH          OTHER       01     0        317,540  0